Cash Flow Information - Summary of Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Information [Abstract]
Interest received	¥ 2,894	¥ 622	¥ 1,381
Income taxes paid	¥ 3,221